Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations
Net revenues	$ 5,595,107	$ 5,993,409	$ 7,613,626
Cost of revenues	4,568,881	4,994,090	6,333,643
Gross profit	1,026,226	999,319	1,279,983
Operating expenses:
Selling and distribution expenses	382,591	487,947	369,670
General and administrative expenses	581,807	515,204	440,488
Research and development expenses	90,685	120,792	100,844
Other operating income, net	(72,013)	(94,543)	(84,339)
Total operating expenses	983,070	1,029,400	826,663
Income (loss) from operations	43,156	(30,081)	453,320
Other income (expenses):
Interest expense	(178,166)	(137,468)	(114,099)
Interest income	46,054	88,470	51,621
Loss on change in fair value of derivatives, net	(42,422)	(51,400)	(27,504)
Foreign exchange gain (loss), net	(16,751)	46,750	30,555
Investment income, net	7,390	1,427	14,632
Total other expenses	(183,895)	(52,221)	(44,795)
Income (loss) before income taxes and equity in earnings (losses) of affiliates	(140,739)	(82,302)	408,525
Income tax benefit (expense)	(14,149)	16,576	(59,501)
Equity in earnings (losses) of affiliates	(28,875)	(12,136)	14,610
Net income (loss)	(183,763)	(77,862)	363,634
Less: net income (loss) attributable to non-controlling interests and redeemable non-controlling interests	(79,637)	(113,913)	89,447
Net income (loss) attributable to Canadian Solar Inc.	$ (104,126)	$ 36,051	$ 274,187
Earnings (loss) per share - basic	$ (2.5)	$ 0.54	$ 4.19
Shares used in computation - basic	67,368,537	66,616,400	65,375,084
Earnings (loss) per share - diluted	$ (2.5)	$ 0.54	$ 3.87
Shares used in computation - diluted	67,368,537	66,939,428	72,194,006